Document and Entity Information	9 Months Ended
Sep. 30, 2024
Document and Entity Information
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Entity Registrant Name	AUSTIN GOLD CORP.
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	Q3
Entity Central Index Key	0001817740
Amendment Flag	false